Accounting information and policies (Policies)	6 Months Ended
Jun. 30, 2024
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation
These condensed consolidated financial statements are prepared in accordance with IAS 34 'Interim Financial Reporting' as issued by the International Accounting Standards Board (IASB) and as adopted for use in the UK.
As required by the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority, the condensed consolidated financial statements have been prepared applying the accounting policies and presentation that were applied in the preparation of the Group’s published consolidated financial statements for the year ended 31 December 2023. In preparing these condensed consolidated financial statements, judgements and estimates that affect the application of accounting policies used by management have remained consistent with those applied in the consolidated financial statements for the year ended 31 December 2023.
Management have produced forecasts which have been modelled for different plausible scenarios. These scenarios confirm the Group is able to generate profits and cash in the year ended 31 December 2024 and beyond. As a result, the Directors have a reasonable expectation that the Group has adequate resources to meet its obligations as they fall due for a period of at least 12 months from the date of signing these condensed consolidated financial statements. Accordingly, they continue to adopt the going concern basis in preparing the half year condensed consolidated financial statements.
The condensed consolidated financial statements are shown at current exchange rates with year-on-year changes shown to facilitate comparison. The consolidated income statement on page 19, the consolidated statement of comprehensive income on page 19, the consolidated statement of changes in equity on page 20 and the consolidated cash flow statement on page 22 are translated at exchange rates current in each period. The consolidated balance sheet on page 21 is translated at period-end rates of exchange.
The condensed consolidated financial statements attached do not constitute the full financial statements within the meaning of section 434 of the UK Companies Act 2006. The comparative figures for the financial year ended 31 December 2023 are not Unilever PLC’s statutory accounts for that financial year. The annual financial statements of the Group are prepared in accordance with international financial reporting standards (IFRS) as issued by the International Accounting Standards Board (IASB) and UK adopted international accounting standards and in accordance with the requirements of the UK Companies Act 2006.
New acounting standards
Recent accounting developments adopted by the Group
The Group adopted the amendments to IAS 7 and IFRS 7 “Supplier Finance Arrangements” from reporting period beginning 1 January 2024. The amendments introduce additional disclosure requirements for companies that enter supplier finance arrangements. The company will apply these amendments in the 2024 Annual Report.
All other standards or amendments to the standards that have been issued by the IASB and were effective 1 January 2024 were not applicable or material to Unilever.